Stock-based Compensation (Tables)	3 Months Ended
Jul. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Components and Classification of Stock-Based Compensation Expense
The following table presents the expense classification of stock-based compensation expense recognized by the Company for stock options, restricted stock units, performance share units, and employee stock purchase plans during the fiscal years 2026, 2025 and 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Stock options	$6	$7	$7
Restricted stock units	24	21	20
Performance share units	13	11	8
Employee stock purchase plan	3	3	3
Total stock-based compensation expense	$46	$41	$38
Cost of products sold	$6	$5	$4
Research and development expense	30	8	8
Selling, general, and administrative expense	10	29	26
Total stock-based compensation expense	46	41	38
Income tax benefits	(7)	(6)	(6)
Total stock-based compensation expense, net of tax	$39	$35	$32
The following table presents the expense classification of stock-based compensation expense recognized by the Company for stock options, restricted stock units, performance share units, and employee stock purchase plans for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
Stock options	$—	$1
Restricted stock units	9	5
Performance share units	—	2
Employee stock purchase plan	1	1
Total stock-based compensation expense	$10	$9

Cost of products sold	$1	$1
Research and development expense	4	2
Selling, general, and administrative expense	5	6
Total stock-based compensation expense	10	9

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The following table provides the weighted average fair value of options granted to employees and the related assumptions used in the Black-Scholes model:

	Fiscal Year
	2026	2025	2024
Weighted average fair value of options granted	$7.40	$16.36	$18.44
Assumptions used:
Expected life (years)	6.5 years	6.1 years	6.1 years
Risk-free interest rate	3.8%	4.1%	4.2%
Volatility	32.9%	24.5%	24.3%
Dividend yield	—%	3.5%	3.2%

Share-Based Payment Arrangement, Option, Activity
The following table summarizes stock option activity of the Company under the MiniMed LTIP for the fiscal year 2026:

	Options (in thousands)	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding options of MiniMed at April 25, 2025	—	$—
Granted	987	$18.00
Outstanding at April 24, 2026	987	$18.00	9.9	$—
Expected to vest at April 24, 2026	842	$18.00	9.9	—
Exercisable at April 24, 2026	—	$—	—	—

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table summarizes RSU activity of the Company under the legacy Medtronic 2021 Plan for the fiscal year 2026:

	Units (in thousands)	Weighted Average Grant Date Fair Value
Nonvested Medtronic RSUs at April 25, 2025	499	$85.34
Changes in conveyance(1)	(82)	$84.36
Granted	300	$93.86
Vested	(132)	$89.65
Converted to MiniMed Plans	(584)	$88.79
Nonvested Medtronic RSUs at April 24, 2026	—	$—
__________________
(1) Includes changes in activity of awards due to actual employees conveyed from Medtronic to MiniMed as compared to prior estimates used before the Separation.
The following table summarizes RSU activity of the Company under the MiniMed LTIP for the fiscal year 2026:

	Units (in thousands)	Weighted Average Grant Date Fair Value
Nonvested MiniMed RSUs at April 25, 2025	—	$—
Converted from Medtronic Plans	3,977	$18.30
Granted	510	$18.00
Vested	(18)	$19.21
Forfeited/Cancelled	(13)	$17.20
Nonvested at April 24, 2026	4,456	$18.26
The following table summarizes the weighted-average grant date fair value of restricted stock granted and total fair value of restricted stock vested during the fiscals years 2026, 2025 and 2024.

	Fiscal Year
(in millions, except per share data)	2026	2025	2024
Weighted-average grant-date fair value per restricted stock	$18.00	$82.35	$82.02
Fair value of restricted stock vested	$12	$15	$12

Share-Based Payment Arrangement, Performance Shares, Activity
The following table summarizes performance share unit activity from the Separation date to the fiscal year ended April 24, 2026:

	Units (in thousands)	Weighted Average Grant Date Fair Value
Nonvested at April 25, 2025	—
Granted	169	$18.00
Vested	—	$—
Performance adjustments	—	$—
Forfeited/Cancelled	—	$—
Nonvested at April 24, 2026	169	$18.00

Schedule of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The assumptions used in the Black-Scholes model option-pricing model for the ESPP are as follows:

Fiscal Year
2026
Assumptions used:
Expected life (years)	0.3 years
Risk-free interest rate	3.67%
Volatility	32.54%
Dividend yield	—%
The assumptions used in the Black-Scholes option pricing model for the ESPP were as follows:

Three Months Ended
July 31, 2026
Assumptions used:
Expected life (years)	0.5
Risk-free interest rate	3.96%
Volatility	33.68%
Dividend yield	—%

Schedule of Stock by Class
The following shares of common stock are reserved for future issuance at April 24, 2026:

(in thousands of shares)
Shares underlying stock options issued and outstanding	987
Shares underlying RSUs and PSUs outstanding	4,627
Employee stock purchase plan	8,424
Shares authorized for future equity award grants	32,031
Total	46,069